Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
5	Related party transactions

During the three months ended March 31, 2013

Pursuant to consulting agreements with the Company’s officers and directors the Company pays a total of $36,784 per month to its officers and directors. Pursuant to these agreements the Company recognized a total of $110,352 in compensation expense for the three months ended March 31, 2013.

Included in accounts payable at March 31, 2013 is an aggregate amount owing of $52,052 (December 31, 2012 - $133,658) to the Company’s officers and directors for fees and expenses. The Company pays related party payables incurred for fees and expenses under normal commercial terms.

Included in related party payables at March 31, 2013 is an amount of $244,007 (December 31, 2012 - $314,119) relating to clinical development costs incurred by Valent on behalf of the Company. On April 30, 2012, Valent was issued 500,000 common shares for partial settlement of the Company’s accounts payable balance with Valent. The total settlement amount was $253,050. Additionally, the Company also has a loan payable, including accrued interest, of $266,307 due to Valent at March 31, 2013. The Company has accrued interest of $1,955 for the three months ended March 31, 2013. One of the directors and officers of the Company is also a Principal of Valent. As a result of the Company not expecting to repay Valent within the next twelve months, the balance of the loan and accrued interest has been disclosed as a long-term liability.

On January 25, 2013, in connection with the Reverse Acquisition (note 3), Valent was issued 1,150,000 shares of common stock of the Company in exchange for Valent reducing certain future royalties under the Assignment Agreement (note 7(c)). As a result of the share issuance the Company has recognized an expense of $598,000 for the three months ended March 31, 2013.

During the three months ended March 31, 2012

Pursuant to consulting agreements with the Company’s officers and directors the Company paid a total of $26,973 per month to its directors. Under two of these agreements the directors have elected to receive a portion of their aggregate compensation in the form of units. During the three months ended March 31, 2012 the Company issued 360,000 units for a total amount of $180,144. The units issued relate to an amount of $15,012 per month from January to December 2012 inclusive.  As a result, the Company has recognized $45,036 in services for the three months ended March 31, 2012 (note 6). Of the $45,036, $14,997 has been recognized as general and administrative and $30,039 has been recognized as research and development.

Additionally, under the consulting agreements the Company paid its offices and directors cash compensation totaling an aggregate $11,494 per month. The company has paid $34,482 for the three months ended March 31, 2012.

The Company also has a loan payable due to Valent. The Company has accrued interest of $1,864 for the three months ended March 31, 2012.

On February 1, 2012 the Company granted an aggregate of 450,000 stock options at an exercise price of CDN $0.50 to certain directors (note 7).

8	Related party transactions

During the year ended December 31, 2012

Pursuant to consulting agreements with the Company’s three directors the Company paid a total of $27,022 (CDN $27,000) per month to its directors during the year ended December 31, 2012. Under two of these agreements the directors have elected to receive a portion of their aggregate compensation in the form of units. During the year ended December 31, 2012 the Company issued 360,000 units for a total amount of $180,144. The units issued relate to an amount of $15,012 (CDN $15,000) per month from January to December 2012 inclusive. All of the units were issued in February 2012. The Company has recognized $180,144 in services for the year ended December 31, 2012. Of the $180,144, $60,389 has been recognized as general and administrative and $119,755 has been recognized as research and development.

Additionally, under the consulting agreements the Company has paid two of its officers and directors cash compensation totaling an aggregate $12,006 (CDN $12,000) per month. An amount of $144,072 (CDN $144,000) has been paid to the two individuals for the year ended December 31, 2012.

Included in related party payables at December 31, 2012 is an aggregate amount owing of $133,658 to the Company’s directors in relation to their respective consulting agreements and for reimbursable expenses.

Also included in related party payables December 31, 2012 is an amount of $314,119 relating to clinical development costs incurred by Valent on behalf of the Company. On April 30, 2012, Valent was issued 500,000 common shares for partial settlement of the Company’s accounts payable balance with Valent. The total settlement amount was $253,050. Additionally, the Company has a loan payable, including accrued interest, of $264,352 due to Valent at December 31, 2012 (note 3). One of the directors and officers of the Company is also a Principal of Valent.

Through a Company owned by one of the Company’s directors, a $25,000 retainer was paid pursuant to the unit financing completed by the Company subsequent to December 31, 2012 (note 12 (b)). The $25,000 is included in accounts payable at December 31, 2012.

The Company granted an aggregate of 450,000 stock options at an exercise price of CDN $0.50 to its three directors (note 7).

The Company transferred a total of 1,390,625 shares from the DelMar Employee Share Purchase Trust in three equal tranches to each of the Company’s three directors (note 7).

During the period ended December 31, 2011

Pursuant to consulting agreements dated August 1, 2011 with each of the Company’s officers and directors, a total of three respective agreements, Company has agreed to compensate its officers and directors for services rendered to the Company. An aggregate $26,550 (CDN $27,000) per month commencing August 1, 2011 and ending December 31, 2012 will be payable pursuant the consulting agreements. Under the consulting agreements the Company and the respective officer or director have mutually agreed that a portion of the compensation payable under the respective agreement shall be deemed to have been invested in the unit offering of the Company as of October 3, 2011. The units issued under these agreements shall have the same terms as the CDN $0.50 units issued by the Company to subscribers of the offering (note 6).

For the period from August 1 to December 31, 2011 $19,028 (CDN $20,000) per month was settled by the Company with units resulting in 200,000 units being issued. Total research and development expenses of $71,355 (CDN $75,000) and general and administrative expenses of $23,785 (CDN $25,000) have been recorded for this issuance of units.

The Company also issued 50,000 units to one of its officers for the settlement of accounts payable in the amount of $23,785 (CDN $25,000). The units were measured at fair value using the valuation estimate consistent with the most recent financing.

Included in related party payables at December 31, 2011 is an aggregate amount owing of $21,028 to two of the Company’s directors.

Also included in related party payable at December 31, 2011 is an amount of $496,932 relating to clinical development costs incurred by Valent on behalf of the Company. The Company also has a loan payable, including accrued interest, of $256,831 due to Valent at December 31, 2011.

During the period ended December 31, 2010

The Company acquired its prototype drug product and intellectual property rights to VAL-083 from Valent (note 3). Included in accounts payable is an amount of $250,000 relating to the acquisition of the prototype drug product.

Included in accounts payable at December 31, 2010 is an aggregate amount owing of $21,363 to two of the Company’s officers.